INVESTMENTS - Recognition and Measurement of OTTI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTTI on Investments disclosures
Total OTTI losses recognized during the period		$ 4	$ 34	$ 26
Less: Impairments recognized in AOCI	[1]	0	0	8
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		4	34	18
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise		616	231	406
Net impairment losses recognized in earnings	[1]	620	265	424
Securities available-for-sale (AFS)
OTTI on Investments disclosures
Total OTTI losses recognized during the period		3	33	21
Less: Impairments recognized in AOCI		0	0	8
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		3	33	13
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise		246	182	380
Net impairment losses recognized in earnings		249	215	393
Held-to-maturity Securities
OTTI on Investments disclosures
Total OTTI losses recognized during the period		1	1	5
Less: Impairments recognized in AOCI		0	0	0
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		1	1	5
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise		38	43	26
Net impairment losses recognized in earnings		39	44	31
Other assets
OTTI on Investments disclosures
Total OTTI losses recognized during the period		0	0	0
Less: Impairments recognized in AOCI		0	0	0
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		0	0	0
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise		332	6	0
Net impairment losses recognized in earnings		332	$ 6	$ 0
Venezuelan bolívar fuerte | Securities available-for-sale (AFS)
OTTI on Investments disclosures
Net impairment losses recognized in earnings		$ 160

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.